Related Party Balances and Transactions - Significant related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Materials | Beijing Yihang
Related Party Balances and Transactions
Purchases from related party	¥ 58,361	¥ 6,914	¥ 31
R&D service | Beijing Yihang
Related Party Balances and Transactions
Purchases from related party	¥ 4,368	25,106	2,412
Equipment and installation service | Airx
Related Party Balances and Transactions
Purchases from related party		1,994	3,233
Battery packs and materials | Neolix Technologies
Related Party Balances and Transactions
Sales to related party		¥ 1,943	¥ 3,359